Deposits and Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Value added taxes recoverable	$ 21,015	$ 18,336
Note receivable (Note 23)	12,998	7,331
Deposits and others	2,683	4,066
Deposits and other non-current assets	$ 36,696	$ 29,733